united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares							Fair Value
	EXCHANGE TRADED FUND - 6.6%
	DEBT FUND - 6.6%
37,422	Peritus High Yield ETF						$ 1,334,094
103,159	SPDR Bloomberg Barclays High Yield Bond ETF						3,760,145
371,216	VanEck Vectors High-Yield Municipal Index ETF						11,017,691
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,861,823)						16,111,930

	MUTUAL FUND - 67.8%
	CLOSED END FUNDS - 0.6%
41,900	AllianceBernstein Global High Income Fund, Inc.						526,683
49,450	DoubleLine Income Solutions Fund						939,056
							1,465,739
	DEBT FUNDS - 67.2%
4,434,569	American Century High Yield Fund						25,232,696
3,518,977	BlackRock High Yield Portfolio						26,884,985
5,177,907	MainStay High Yield Corporate Bond Fund						29,721,186
3,430,977	Prudential High Yield Fund						18,733,136
4,252,464	Putnam High Yield Trust						31,765,906
3,433,509	Transamerica High Yield Bond						31,519,610
							163,857,519

	TOTAL MUTUAL FUNDS (Cost - $153,883,794)						165,323,258

	SHORT-TERM INVESTMENT - 22.8%
	MONEY MARKET FUND - 22.8%
55,567,820	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.36% ** +						55,567,820
	SHORT-TERM INVESTMENT (Cost - $55,567,820)

	TOTAL INVESTMENTS - 97.2% (Cost - $225,313,437)(a)						$ 237,003,008
	OTHER ASSETS LESS LIABILITIES - 2.8%						6,689,024
	NET ASSETS - 100.0%						$ 243,692,032

** Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
+ All or a portion of the security is held as collateral for futures contracts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $225,328,249 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:						$ 11,750,586
		Unrealized depreciation:					(75,827)
	Net unrealized appreciation						$ 11,674,759

Credit Default Swap Agreenents - Sell Protection (a)

							Receivable for
Underlying		Fixed Deal	Maturity	Notional		Premiums	Variation Margin on
Instrument	Counterparty	Receive Rate	Date	Amount (b)	Value	Paid (Received)	Derivative Instruments
CDX North American High Yield Index
Version 1, Series 27	Intercontinental Exchange	5.00%	12/20/2021	$ 65,000,000	$ 4,028,700	$ 3,569,146	$ 459,554

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.
(b) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

Number of						Underlying Face	Unrealized
Contracts						Amount at Value	Appreciation
	LONG FUTURE CONTRACT - (0.0) %
461	5-Year US Treasury Note Futures Mar 2017					$ 54,243,104	$ 228,109
125	U.S. Treasury Long Bond Futures Mar 2017					18,832,000	(102,094)
						$ 73,075,104	$ 126,015

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares			Fair Value
	COMMON STOCK - 104.3%
	AGRICULTURE - 1.4%
1,685	Archer-Daniels-Midland Co.		$ 76,920
1,075	Bunge Ltd.		77,658
			154,578
	AUTO MANUFACTURERS - 3.4%
1,352	Ferrari NV		78,605
6,092	Ford Motor Co.		73,896
2,012	General Motors Co. +		70,098
2,443	Honda Motor Co. Ltd. ADR +		71,311
1,980	Tata Motors Ltd. ADR +		68,092
			362,002
	AUTO PARTS & EQUIPMENT - 2.9%
761	Cooper-Standard Holdings, Inc. + *		78,672
7,479	Federal-Mogul Holdings Corp. *		77,108
575	Lear Corp.		76,113
8,357	Spartan Motors, Inc.		77,302
			309,195
	BANKS - 3.7%
3,460	Bank of America Corp. +		76,466
2,255	Citizens Financial Group, Inc. +		80,346
2,913	Fifth Third Bancorp +		78,564
7,943	Itau Unibanco Holding SA ADR		81,654
1,833	Morgan Stanley +		77,444
			394,474
	BIOTECHNOLOGY - 1.6%
184	Biogen, Inc. *		52,179
1,055	Intercept Pharmaceuticals, Inc. + *		114,626
			166,805
	BUILDING MATERIALS - 2.0%
2,920	Boise Cascade Co. + *		65,700
2,308	CRH PLC ADR		79,349
1,129	Trex Co., Inc. *		72,708
			217,757
	CHEMICALS - 2.6%
5,632	Braskem SA ADR +		119,455
743	Monsanto Co.		78,171
2,648	Sociedad Quimica y Minera de Chile SA ADR		75,865
			273,491
	COAL - 0.7%
2,534	Alliance Holdings GP LP MLP		71,205

	COMMERCIAL SERVICES - 6.6%
1,244	Barrett Business Services, Inc. +		79,740
7,450	Career Education Corp. *		75,171
1,706	IHS Markit Ltd. + *		60,409
1,310	Insperity, Inc. +		92,945
462	MarketAxess Holdings, Inc.		67,877
2,493	Nutrisystem, Inc. +		86,382
1,084	TAL Education Group ADR *		76,043
1,537	Total System Services, Inc.		75,359
3,512	TriNet Group, Inc. *		89,977
			703,903
	COMPUTERS - 2.8%
1,982	Insight Enterprises, Inc. + *		80,152
12,000	Mitek Systems, Inc. + *		73,800
15,190	Radisys Corp. + *		67,292
2,528	Sykes Enterprises, Inc. + *		72,958
			294,202
	DISTRIBUTION/WHOLESALE - 0.5%
732	WESCO International, Inc. *		48,715

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
1,058	American Express Co. +		78,377
290	Diamond Hill Investment Group, Inc. +		61,010
1,868	Moelis & Co. +		63,325
4,690	Navient Corp. +		77,057
1,532	Nelnet, Inc.		77,749
952	ORIX Corp. ADR		74,094
			431,612
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
3,467	SPX Corp. + *		82,237

	ELECTRONICS - 2.5%
2,408	Control4 Corp. *		24,562
2,086	Keysight Technologies, Inc. *		76,285
2,296	Sanmina Corp. + *		84,148
699	SYNNEX Corp. +		84,593
			269,588

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Fair Value
	COMMON STOCK (Continued) - 104.1%
	ENERGY-ALTERNATIVE SOURCES - 0.9%
2,054	JinkoSolar Holding Co. Ltd. ADR + *		$ 31,282
6,902	Pacific Ethanol, Inc. *		65,569
			96,851
	ENGINEERING & CONSTRUCTION - 3.3%
1,168	EMCOR Group, Inc.		82,648
4,820	IES Holdings, Inc. + *		92,303
2,010	MasTec, Inc. *		76,883
2,710	MYR Group, Inc. *		102,113
			353,947
	ENTERTAINMENT - 0.7%
5,175	Penn National Gaming, Inc. + *		71,363

	FOOD - 3.0%
2,274	Kroger Co. +		78,476
1,703	Seneca Foods Corp. + *		68,205
1,399	Sysco Corp.		77,463
1,439	Weis Markets, Inc. +		96,183
			320,327
	HEALTHCARE - PRODUCTS - 3.4%
171	Atrion Corp. +		86,731
748	Edwards Lifesciences Corp. + *		70,088
141	Intuitive Surgical, Inc. + *		89,418
1,291	Masimo Corp. + *		87,013
1,197	NanoString Technologies, Inc. *		26,693
			359,943
	HEALTHCARE - SERVICES - 4.1%
2,258	Addus HomeCare Corp. + *		79,143
584	Anthem, Inc. +		83,962
861	HCA Holdings, Inc. + *		63,731
745	Magellan Health, Inc. + *		56,061
7,851	Universal American Corp. *		78,117
562	WellCare Health Plans, Inc. *		77,039
			438,053
	HOME BUILDERS - 1.4%
2,762	M/I Homes, Inc. *		69,547
4,232	Taylor Morrison Home Corp. + *		81,508
			151,055
	HOUSEHOLD PRODUCTS/WARES - 0.9%
2,597	SodaStream International Ltd. + *		102,504

	INSURANCE - 3.7%
2,045	Assured Guaranty Ltd.		77,240
6,453	Aviva PLC ADR		76,210
1,268	Lincoln National Corp.		84,030
745	Prudential Financial, Inc. +		77,525
1,954	Prudential PLC ADR		77,750
			392,755
	INTERNET - 5.9%
100	Amazon.com, Inc. *		74,987
1,833	Autohome, Inc. ADR *		46,338
2,475	AVG Technologies NV *		62,667
548	F5 Networks, Inc. + *		79,307
602	Facebook, Inc. + *		69,260
28,600	Groupon, Inc. + *		94,952
3,277	Overstock.com, Inc. *		57,348
1,508	Weibo Corp. ADR *		61,225
422	Wix.com Ltd. *		18,800
3,002	Yandex NV + *		60,430
			625,314
	IRON/STEEL - 2.0%
1,390	POSCO ADR		73,045
9,195	Vale SA ADR		70,066
10,352	Vale SA ADR		71,325
			214,436
	LODGING - 2.1%
1,373	Hyatt Hotels Corp. *		75,872
1,348	Las Vegas Sands Corp. *		71,997
4,501	Melco Crown Entertainment Ltd. ADR		71,566
			219,435
	MACHINERY - DIVERSIFIED - 0.7%
8,910	CNH Industrial NV		77,428

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Fair Value
	COMMON STOCK (Continued) - 104.1%
	MINING - 2.8%
9,167	AngloGold Ashanti Ltd. ADR + *		$ 96,345
2,020	BHP Billiton Ltd. ADR		72,276
1,555	Newmont Mining Corp.		52,979
1,911	Rio Tinto PLC ADR		73,497
			295,097
	MISCELLANEOUS MANUFACTURING - 1.3%
2,098	Fabrinet *		84,549
853	Lydall, Inc. *		52,758
			137,307
	OIL & GAS - 0.1%
2,500	Seadrill Ltd. + *		8,525

	PACKAGING & CONTAINERS - 0.6%
3,622	Owens-Illinois, Inc. *		63,059

	PHARMACEUTICALS - 3.4%
831	Cardinal Health, Inc.		59,807
877	Dr Reddy's Laboratories Ltd. ADR		39,711
294	Eli Lilly & Co. +		21,624
1,024	Express Scripts Holding Co. + *		70,441
1,080	Mead Johnson Nutrition Co.		76,421
6,418	Valeant Pharmaceuticals International, Inc. + *		93,189
			361,193
	PIPELINES - 2.3%
4,634	American Midstream Partners LP MLP +		84,339
1,827	ONEOK Partners LP MLP +		78,579
2,232	Williams Partners LP MLP		84,883
			247,801
	PRIVATE EQUITY - 0.7%
2,664	Blackstone Group LP MLP		72,008

	REAL ESTATE - 0.7%
15,172	Xinyuan Real Estate Co. Ltd. ADR +		75,253

	REITS- 1.6%
5,325	Ashford Hospitality Prime, Inc.		72,686
2,458	Communications Sales & Leasing, Inc. + *		62,458
2,463	PennyMac Mortgage Investment Trust		40,319
			175,463
	RETAIL - 8.0%
13,462	Arcos Dorados Holdings, Inc. *		72,695
1,037	AutoNation, Inc. + *		50,450
2,344	Bloomin' Brands, Inc. +		42,262
888	Burlington Stores, Inc. *		75,258
2,574	Carrols Restaurant Group, Inc. + *		39,254
4,005	Citi Trends, Inc.		75,454
4,727	Kirkland's, Inc. + *		73,316
1,527	Nathan's Famous, Inc. + *		99,102
2,689	PC Connection, Inc. +		75,534
3,497	Potbelly Corp. *		45,111
3,357	Regis Corp. *		48,744
9,327	Rite Aid Corp. *		76,854
1,086	Wal-Mart Stores, Inc.		75,064
			849,098
	SEMICONDUCTORS - 7.4%
3,661	Alpha & Omega Semiconductor Ltd. + *		77,869
3,211	Applied Materials, Inc. +		103,619
1,438	Cirrus Logic, Inc. + *		81,305
3,168	Integrated Device Technology, Inc. + *		74,638
2,129	Intel Corp		77,219
996	KLA-Tencor Corp. +		78,365
5,475	Marvell Technology Group Ltd. +		75,938
3,586	Nanometrics, Inc. + *		89,865
931	QUALCOMM, Inc.		60,701
1,507	Silicon Motion Technology Corp. ADR		64,017
			783,536

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Fair Value
	COMMON STOCK (Continued) - 104.1%
	SOFTWARE - 3.3%
6,401	Brightcove, Inc. + *		$ 51,528
837	Broadridge Financial Solutions, Inc.		55,493
7,280	Digi International, Inc. + *		100,100
300	NetEase, Inc. ADR +		64,602
1,853	Veeva Systems, Inc. *		75,417
			347,140
	TELECOMMUNICATIONS - 2.1%
1,365	Gigamon, Inc. + *		62,176
2,741	Juniper Networks, Inc.		77,461
2,000	Silicom Ltd. +		82,180
			221,817
	TRANSPORTATION - 2.3%
2,569	Aegean Marine Petroleum Network, Inc.		26,075
365	FedEx Corp. +		67,963
1,693	Hub Group, Inc. + *		74,069
891	Old Dominion Freight Line, Inc. *		76,439
			244,546

	TOTAL COMMON STOCK (Cost - $10,427,241)		11,085,018

Contracts ^	OPTIONS PURCHASED - 0.5%
	CALL OPTIONS PURCHASED - 0.0%
1	Intuitive Surgical , Inc.		1,270
	Expiration January 2017, Exercise Price $640.00
3	S&P 500 E-Mini Option		1,125
	Expiration January 2017, Exercise Price $2,245.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,048)		2,395

	PUT OPTIONS PURCHASED - 0.5%
20	DXP Enterprises , Inc.		3,450
	Expiration January 2017, Exercise Price $35.00
100	iShares Russell 2000 ETF		18,400
	Expiration January 2017, Exercise Price $134.00
18	S&P 500 E-Mini Option		7,875
	Expiration January 2017, Exercise Price $2,225.00
10	S&P 500 E-Mini Option		19,875
	Expiration March 2017, Exercise Price $2,190.00
	TOTAL PUT OPTIONS PURCHASED (Cost - $50,676)		49,600

	TOTAL OPTIONS PURCHASED (Cost - $53,724)		51,995

Shares
	SHORT-TERM INVESTMENT - 1.6%
	MONEY MARKET FUND - 1.6%
166,680	Fidelity Institutional Money Market Funds - Government Portfolio, 0.39% **		166,680
	TOTAL SHORT-TERM INVESTMENT (Cost - $166,680)

	TOTAL INVESTMENTS - 106.4% (Cost - $10,647,645)(a)		$ 11,303,693
	OPTIONS WRITTEN - (1.0) % (Proceeds - $95,624)		(101,094)
	SECURITIES SOLD SHORT - (20.5) % (Proceeds - $2,132,160)		(2,174,722)
	OTHER ASSETS LESS LIABILITIES - 15.1%		1,603,438
	NET ASSETS - 100.0%		$ 10,631,315

Contracts ^			Fair Value
	PUT OPTIONS WRITTEN - (1.0) %
2	Agnico Eagle Mines Ltd.		$ 634
	Expiration February 2017, Exercise Price $43.00
50	Anglogold Ashanti Ltd. ADR		11,900
	Expiration January 2017, Exercise Price $13.00
50	Anglogold Ashanti Ltd. ADR		12,400
	Expiration February 2017, Exercise Price $13.00
120	Groupon , Inc.		5,280
	Expiration February 2017, Exercise Price $3.50
520	Groupon , Inc.		59,540
	Expiration January 2017, Exercise Price $4.50
3	Intercept Pharmaceuticals , Inc.		9,555
	Expiration January 2017, Exercise Price $140.00
1	Intuitive Surgical , Inc.		1,785
	Expiration January 2017, Exercise Price $640.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $95,624)		101,094
Shares
	SECURITIES SOLD SHORT - (20.5) %
	AEROSPACE/DEFENSE - (0.3)%
1,051	Triumph Group , Inc.		27,852

	APPAREL - (0.4) %
2,104	Crocs, Inc. *		14,433
5,496	Sequential Brands Group, Inc. *		25,721
			40,154
	BANKS - (0.8) %
542	Bank of the Ozarks, Inc.		28,504
3,042	First NBC Bank Holding Co. *		22,207
135	Goldman Sachs Group, Inc,		32,326
			83,037

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (20.5) %
	BIOTECHNOLOGY - (2.3) %
1,299	Alder Biopharmaceuticals, Inc. *		$ 27,019
648	Alnylam Pharmaceuticals, Inc. *		24,261
409	Bluebird Bio, Inc. *		25,235
5,500	Dynavax Technologies Corp. *		21,725
6,904	Genocea Biosciences, Inc. *		28,444
7,074	Immunomedics, Inc. *		25,962
2,222	Insmed, Inc. *		29,397
1,600	Juno Therapeutics, Inc. *		30,160
408	Ultragenyx Pharmaceutical, Inc. *		28,686
			240,889
	CHEMICALS - (0.3) %
1,004	CF Industries Holdings, Inc.		31,606

	COMMERCIAL SERVICES - (0.2) %
1,131	Hertz Global Holdings, Inc. *		24,384

	COMPUTERS - (0.2) %
682	Virtusa Corp *		17,132

	DISTRIBUTION/WHOLESALE - (0.4) %
599	G-III Apparel Group Ltd. *		17,706
1,221	H&E Equipment Services, Inc.		28,388
			46,094
	DIVERSIFIED FINANCIAL SERVICES - (1.7) %
1,044	Encore Capital Group, Inc. *		29,911
6,069	On Deck Capital, Inc. *		28,099
1,306	OneMain Holdings, Inc. *		28,915
880	PRA Group, Inc. *		34,408
1,380	Waddell & Reed Financial, Inc.		26,924
2,500	WisdomTree Investments, Inc.		27,850
			176,107
	ELECTRIC - (0.1) %
1,379	Dynegy, Inc. *		11,666

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.4) %
1,245	General Cable Corp.		23,717
2,196	SunPower Corp. *		14,516
			38,233
	ELECTRONICS - (0.2) %
3,675	Fitbit, Inc. *		26,901

	ENERGY-ALTERNATE SOURCES - (0.3) %
847	First Solar, Inc. *		27,180

	ENVIRONMENTAL CONTROL - (0.2) %
2,278	Energy Recovery, Inc. *		23,577

	FOOD - (0.3) %
738	Conagra Brands, Inc.		29,188

	INTERNET - (0.4) %
2,004	Autobytel, Inc. *		26,954
499	Imperva, Inc. *		19,162
			46,116
	IRON/STEEL - (0.3) %
1,053	Allegheny Technologies, Inc.		16,774
600	United States Steel Corp.		19,806
			36,580
	LEISURE TIME - (0.4) %
1,229	Arctic Cat, Inc. *		18,460
246	Polaris Industries, Inc.		20,268
			38,728
	MACHINERY-DIVERSIFIED - (1.2) %
3,000	DXP Enterprises, Inc. *		104,220
1,006	NN, Inc.		19,164
			123,384
	MEDIA - (0.2) %
345	Nexstar Media Group, Inc.		21,839

	METAL FABRICATE/HARDWARE - (0.4) %
1,555	LB Foster		21,148
1,017	Olympic Steel, Inc.		24,642
			45,790
	MISCELLANEOUS MANUFACTURING - (0.2) %
2,129	LSB Industries, Inc. *		17,926

	OIL & GAS - (2.1) %
2,509	Atwood Oceanics, Inc.		32,943
1,601	California Resources Corp. *		34,085
505	Carrizo Oil & Gas, Inc. *		18,862
7,395	Denbury Resources, Inc. *		27,214
2,421	Ensco PLC		23,532
1,990	Jones Energy, Inc. *		9,950
655	Murphy Oil Corp.		20,390
2,911	Synergy Resources Corp. *		25,937
2,290	Whiting Petroleum Corp. *		27,526
			220,439
	OIL & GAS SERVICES - (0.7) %
1,503	Bristow Group, Inc.		30,781
3,036	CARBO Ceramics, Inc. *		31,757
3,089	Weatherford International PLC *		15,414
			77,952

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Fair Value
	SECURITIES SOLD SHORT (Continued) - (20.5) %
	PHARMACEUTICALS - (2.3) %
1,640	ACADIA Pharmaceuticals, Inc. *		$ 32,935
1,640	Aquinox Pharmaceuticals, Inc. *		27,076
1,205	Collegium Pharmaceutical, Inc. *		18,762
2,337	Egalet Corp. *		17,878
550	Herbalife Ltd. *		26,477
1,837	Intra-Cellular Therapies, Inc. *		27,720
2,620	Neos Therapeutics, Inc. *		15,327
2,540	Ocular Therapeutix, Inc. *		21,260
682	Radius Healths, Inc. *		25,936
1,342	Seres Therapeutics, Inc. *		13,286
168	TESARO, Inc. *		22,593
			249,250
	REIT - (0.3) %
3,299	Resource Capital Corp.		27,481

	RETAIL - (0.7) %
3,074	Ascena Retail Group, Inc. *		19,028
2,191	Conn's, Inc. *		27,716
545	Restoration Hardware Holdings, Inc. *		16,732
3,187	Stage Stores, Inc.		13,927
			77,403
	SAVINGS & LOANS - (0.2) %
819	BofI Holding, Inc. *		23,382

	SEMICONDUCTORS - (0.3) %
2,481	Photronics, Inc. *		28,035

	SOFTWARE - (0.4) %
6,740	Avid Technology, Inc. *		29,656
2,066	Hortonworks, Inc. *		17,168
			46,824
	TELECOMMUNICATIONS - (0.8) %
1,471	FairPoint Communications, Inc. *		27,508
3,778	Harmonic, Inc. *		18,890
2,036	Infinera Corp. *		17,286
2,232	NeoPhotonics Corp. *		24,128
			87,812
	TRANSPORTATION - (1.5) %
4,500	Ardmore Shipping Corp.		33,300
1,857	Celadon Group, Inc.		13,278
6,872	Gener8 Maritime, Inc. *		30,787
3,535	Hornbeck Offshore Services, Inc. *		25,523
4,560	Scorpio Tankers, Inc.		20,657
3,607	Tidewater, Inc. *		12,300
1,953	YRC Worldwide, Inc. *		25,936
			161,781

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,132,160)		2,174,722

ADR - American Depositary Receipt
LP - Limited Partnership
MLP - Master Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
+ All or a portion of this security is held as collateral for written options, securities sold short and futures contracts.
* Non income producing security.
^ Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written and securities sold short is $8,468,050 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	1,079,499
		Unrealized depreciation:	(519,672)
	Net unrealized appreciation		559,827

Number of		Underlying Face	Unrealized
Contracts		Amount at Value	Depreciation
	LONG FUTURE CONTRACT - (0.0) %
2	NASDAQ 100 E-Mini Futures Mar 2017	$ 194,560	$ (120)
14	S&P 500 E-Mini Future Mar 2017	1,565,375.00	$ (7,000)
4	U.S. Treasury Long Bond Futures Mar 2017	602,624.00	$ (2,688)
		2,362,559.00	$ (9,808)

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2016 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 16,111,930	$ -	$ -	$ 16,111,930
Mutual Funds	165,323,258	-	-	165,323,258
Short Term Investments	55,567,820	-	-	55,567,820
Short Credit Default Swap	-	459,554	-	459,554
Long Future Contracts	126,015	-	-	126,015
Total	$ 237,129,023	$ 459,554	$ -	$ 237,588,577

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,085,018	$ -	$ -	$ 11,085,018
Call Options Purchased	2,395	-	-	2,395
Put Options Purchased	49,600	-	-	49,600
Short Term Investments	166,680	-	-	166,680
Total	$ 11,303,693	$ -	$ -	$ 11,303,693
Liabilities*
Put Option Written	$ 101,094	$ -	$ -	$ 101,094
Securities Sold Short	2,174,722	-	-	2,174,722
Total	$ 2,275,816	$ -	$ -	$ 2,275,816
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 2/24/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/24/2017